HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
98.44%	EXCHANGE TRADED FUNDS

2.05%	DEVELOPED ECONOMIES
	iShares MSCI South Korea ETF	4,613	$335,873

9.32%	FIXED INCOME
	iShares Flexible Income ETF	28,893	1,523,817

5.17%	HIGH-YIELD CORPORATE BONDS
	Vanguard International High Dividend Yield Index Fund	10,572	845,549

5.14%	INVESTMENT GRADE CORPORATE BONDS
	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,707	840,911

21.16%	LARGE CAP
	Invesco Buyback Achievers ETF	5,144	642,841
	Invesco S&P 500® Equal Weight ETF	6,084	1,117,205
	iShares MSCI USA Momentum Factor ETF	4,190	1,011,005
	iShares S&P 500 Growth ETF	6,047	688,753
			3,459,804

2.87%	METALS
	SPDR Gold Shares(A)	1,547	468,679

4.08%	MID CAP
	iShares S&P MidCap 400 Growth ETF	7,163	666,374

13.33%	MUNI BONDS
	iShares Short Term National Muni Bond ETF	20,409	2,178,253

25.03%	SECTOR FUNDS
	Amplify Transformational Data Sharing ETF	13,874	819,398
	Financial Select Sector SPDR	13,289	695,945
	iShares Expanded Tech-Software ETF(A)	9,505	1,061,328
	SPDR S&P Metals & Mining ETF	12,366	906,674
	VanEck Semiconductor ETF	2,108	608,748
			4,092,093

HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
10.28%	TREASURY BONDS
	iShares TIPS Bond ETF	15,322	$1,680,364

98.43%	TOTAL EXCHANGE TRADED FUNDS		16,091,718

0.27%	MONEY MARKET FUND
	First American Money Market Funds - Institutional Class 4.226%(B)	43,585	43,585

98.70%	TOTAL INVESTMENTS		16,135,303
1.30%	Other assets, net of liabilities		211,784
100.00%	NET ASSETS		$16,347,087

	(A)Non-income producing.
	(B)Effective 7 day yield as of July 31, 2025.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$16,091,718	$-	$-	$16,091,718
MONEY MARKET FUND	43,585	-	-	43,585
TOTAL INVESTMENTS	$16,135,303	$-	$-	$16,135,303

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,126,338, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$38,313
			Gross unrealized depreciation	(29,348)
			Net unrealized appreciation	$8,965